Line of Credit (Details) ¥ in Millions, $ in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Aug. 31, 2021 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 TWD ($)
Line of Credit (Details) [Line Items]
Credit facility amount	$ 100.0	$ 100.0							$ 5.0	$ 150.0
Maturity date	Aug. 20, 2024	Jul. 27, 2021							Dec. 15, 2023	Dec. 15, 2023
Agreement amount increased	$ 150.0	$ 140.0
Letter of credit	$ 30.0	$ 25.0
Bank funding rate percentage	0.50%	0.50%
Libor plus		1.00%
Unused commitment fee percentage		0.25%					0.15%
Revolving advance amount		0.40%
Daily term rate plus percentage	1.00%
Outstanding amount							$ 2.0
Revolving line of credit							$ 100.0
Floating interest rate									0.78%	0.78%
Lower than per annum percentage									1.62%	1.62%
Interest rate							2.12%
Credit facility			$ 1.2	¥ 8.0	$ 0.8	¥ 5.0
Credit facility maturity date					Jun. 15, 2022	Jun. 15, 2022
Line of credit percentage			0.30%	0.30%	0.50%	0.50%
Credit interest rate							4.00%	4.35%
Outstanding credit							$ 1.2	$ 0.8
Line of Credit [Member]
Line of Credit (Details) [Line Items]
Letter of credit	$ 20.0	$ 10.0
Outstanding amount							$ 4.9	$ 5.4